FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	1,635	1,635
Financial assets (current and non-current)(1)	938	86	308	1,332
Marketable securities	187	119	—	306
Total	$1,125	$205	$3,323	$4,653

Financial liabilities
Corporate borrowings	$—	$—	$3,074	$3,074
Non-recourse borrowings (current and non-current)	—	—	17,860	17,860
Accounts payable and other	—	—	2,271	2,271
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	759	—	1,624	2,383
Total	$759	$—	$24,849	$25,608

1.	Derivative instruments which are elected for hedge accounting totaling $717 million are included in financial assets and $538 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,960	1,960
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,931	$3,982

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	2,410	2,410
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Total	$490	$—	$25,132	$25,622

1.	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.
2.
$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	1,635	1,635
Financial assets (current and non-current)(1)	938	86	308	1,332
Marketable securities	187	119	—	306
Total	$1,125	$205	$3,323	$4,653

Financial liabilities
Corporate borrowings	$—	$—	$3,074	$3,074
Non-recourse borrowings (current and non-current)	—	—	17,860	17,860
Accounts payable and other	—	—	2,271	2,271
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	759	—	1,624	2,383
Total	$759	$—	$24,849	$25,608

1.	Derivative instruments which are elected for hedge accounting totaling $717 million are included in financial assets and $538 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,960	1,960
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,931	$3,982

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	2,410	2,410
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Total	$490	$—	$25,132	$25,622

1.	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.
2.
$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2020	December 31, 2019
Marketable securities	Level 1(1)	$306	$142
Foreign currency forward contracts	Level 2(2)
Financial asset		$157	$140
Financial liability		52	97
Interest rate swaps & other	Level 2(2)
Financial asset		$862	$765
Financial liability		617	311
Other contracts	Level 3(3)
Financial asset		$5	$4
Financial liability		90	82

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.
Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
During the three-month period ended June 30, 2020, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2020			December 31, 2019
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$306	$—	$—	$142	$—	$—
Financial assets (current and non-current)	—	1,019	5	—	905	4
Financial liabilities
Financial liabilities (current and non-current)	$—	$669	$90	$—	$408	$82

The following table provides the carrying values and fair values of financial instruments as at June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$827	$827
Accounts receivable and other	1,635	1,635	1,960	1,960
Financial assets (current and non-current)	1,332	1,332	1,053	1,053
Marketable securities	306	306	142	142
Total	$4,653	$4,653	$3,982	$3,982

Financial liabilities
Corporate borrowings(1)	$3,074	$3,169	$2,475	$2,507
Non-recourse borrowings(2)	17,860	17,929	18,544	18,891
Accounts payable and other (current and non-current)	2,271	2,271	2,410	2,410
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	2,383	2,383	2,173	2,173
Total	$25,608	$25,772	$25,622	$26,001

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.
$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial liabilities
During the three-month period ended June 30, 2020, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2020			December 31, 2019
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$306	$—	$—	$142	$—	$—
Financial assets (current and non-current)	—	1,019	5	—	905	4
Financial liabilities
Financial liabilities (current and non-current)	$—	$669	$90	$—	$408	$82

The following table provides the carrying values and fair values of financial instruments as at June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$827	$827
Accounts receivable and other	1,635	1,635	1,960	1,960
Financial assets (current and non-current)	1,332	1,332	1,053	1,053
Marketable securities	306	306	142	142
Total	$4,653	$4,653	$3,982	$3,982

Financial liabilities
Corporate borrowings(1)	$3,074	$3,169	$2,475	$2,507
Non-recourse borrowings(2)	17,860	17,929	18,544	18,891
Accounts payable and other (current and non-current)	2,271	2,271	2,410	2,410
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	2,383	2,383	2,173	2,173
Total	$25,608	$25,772	$25,622	$26,001

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.
$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2020	December 31, 2019
Marketable securities	Level 1(1)	$306	$142
Foreign currency forward contracts	Level 2(2)
Financial asset		$157	$140
Financial liability		52	97
Interest rate swaps & other	Level 2(2)
Financial asset		$862	$765
Financial liability		617	311
Other contracts	Level 3(3)
Financial asset		$5	$4
Financial liability		90	82

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.
Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.